Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 3,164,545	$ 2,313,123	$ 8,502,892	$ 5,997,987
Cost of revenue	2,254,910	1,751,196	6,138,363	4,448,202
Gross profit	909,635	561,927	2,364,529	1,549,785
Operating expenses:
Sales and marketing	57,543	25,243	82,904	119,597
Product development	70,660	83,093	299,512	203,400
Amortization of intangibles	159,173	159,173	686,691	477,518
Impairment expense				3,113,020
General and administrative	2,545,905	2,148,943	8,033,685	8,140,432
Total operating expenses	2,833,281	2,416,452	9,102,792	12,053,967
Loss from operations	(1,923,646)	(1,854,525)	(6,738,263)	(10,504,182)
Other income (expenses):
Interest expense	(1,427,588)	(44,206)	(2,022,113)	(2,344,486)
Initial derivative expense	(3,585,983)	0	(3,340,554)
Change in derivative value due to anti-dilution adjustments			(2,642,175)
Change in fair value of derivative liability			(2,658,261)	1,138,604
Forgiveness of debt income	24,925	0	376,177
Grant income	3,382	0	10,768
Gain on sale of asset				27,000
Net recognized gain (loss) on marketable securities	223	(18,786)	(22,416)	(160,449)
Total other income (expenses)	(4,356,420)	(628,080)	(10,298,574)	(1,339,331)
Loss before income taxes	(6,280,066)	(2,482,605)	(17,036,837)	(11,843,513)
Provision for income taxes	0	0
Net loss	$ (6,280,066)	$ (2,482,605)	(17,036,837)	(11,843,513)
Net loss attributable to the noncontrolling interest				(30,716)
Net loss attributable to the controlling interest before preferred stock dividends			(17,036,837)	(11,812,797)
Preferred stock dividend				(140,410)
Net loss attributable to Recruiter.com Group, Inc. shareholders			$ (17,036,837)	$ (11,953,207)
Net loss per common share – basic and diluted (in Dollars per share)	$ (2.40)	$ (1.48)	$ (8.75)	$ (20.9)
Weighted average common shares – basic and diluted (in Shares)	2,614,923	1,672,902	1,949,463	571,895